Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 29, 2016

FILED VIA EDGAR

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”) File Nos.: 333-86348 and 811-21079

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust, is Post-Effective Amendment No. 91 and Amendment No. 94 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purposes of the Amendment are:

(i)
to reflect the recent change in control of the Trust’s investment adviser (and related conversion from a limited liability company to a limited partnership) (previously disclosed in a supplement filed pursuant to Rule 497 under the 1933 Act on January 12, 2016);

(ii)	to reflect the recent change to the investment objective of certain series of the Trust (previously disclosed in a supplement filed pursuant to Rule 497 under the 1933 Act on December 15, 2016);

(iii)
to reflect a change in the operating model of the Hatteras Managed Futures Strategies Fund (the “Managed Futures Fund”) from a fund-of-funds to investing directly in applicable securities and other investments in conjunction with the anticipated reorganization of the Managed Futures Strategies Portfolio, a series of Underlying Funds Trust, into the Managed Futures Fund on April 28, 2016 (previously discussed with the Commission staff during 2015 and for which a related Registration Statement on Form N-14* (the “N-14”) will be filed);

(iv)	to register Class C and Class H shares of the Managed Futures Fund; and

(v)	to make non-material changes to the disclosure in the Registration Statement.

The Trust anticipates filing a subsequent amendment to the Registration Statement pursuant to Rule 485(b) on or prior to the effective date of the Amendment to update the financial statements of the Trust, to make non-material changes to disclosure, and to address any comments received from the Commission staff on the Amendment.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael D. Barolsky at U.S. Bancorp Fund Services, LLC, the Fund’s administrator, at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Hatteras Alternative Mutual Funds Trust

* The N-14 will register shares in connection with (i) the anticipated reorganization of the Managed Futures Strategies Portfolio, a series of Underlying Funds Trust, into the Managed Futures Fund and (ii) the anticipated reorganization of the Long/Short Equity Portfolio, a series of Underlying Funds Trust, into the Hatteras Long/Short Equity Fund. Because the latter reorganization is not expected to take place until the third quarter of 2016, no related disclosure changes with respect to the Hatteras Long/Short Equity Fund are included in the Amendment. Such changes are expected to be included in a subsequent amendment filed pursuant to Rule 485(a)(1) under the 1933 Act in May 2016. The reorganization of the Relative Value — Long/Short Debt Portfolio, a series of Underlying Funds Trust, into the Hatteras Long/Short Debt Fund, previously addressed in filings in 2015, is not expected to be completed in the near future, and consequently, shares of the Hatteras Long/Short Debt Fund are not expected to be included in the N-14.